Intangible Assets, Net (Tables)	12 Months Ended
Sep. 30, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net	Intangible assets, net as of September 30, 2023 and 2022 consisted of the following:
	September 30, 2023	September 30, 2022
Purchased software, cost	$952,800	$955,266
Purchased patent, cost	2,080,949	1,100,000
Capitalized software, cost	3,371,856	1,843,571
Total intangible assets, at cost	6,405,605	3,898,837
Less: accumulated amortization	(1,427,523)	(930,092)
Intangible assets, net	$4,978,082	$2,968,745

Schedule of Estimated Future Amortization Expense for Intangible Assets	Estimated future amortization expense for intangible assets is as follows as of September 30, 2023:
Years ending September 30,	Amortization expense
2024	$909,900
2025	906,628
2026	893,475
2027	971,611
2028	612,119
Thereafter	684,349
Total	$4,978,082